Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Relationship
Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

Schedule of Related Party Transactions
(1)	Amount due from/to related parties

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	609,094	320,939

Other receivables from related parties:
Sales receivable from Xiaomi(b)	88,029	88,331
Other receivables from Xiaomi	9	36
Total	88,038	88,367

Amounts due to related parties:
Purchase payable to Xiaomi(a)	2,463	3,537
Purchase payable to Foshan Wanwuhulian(c)	121,321	-
Research and development expenses payable to Xiaomi	408	715
Selling and marketing expenses payable to Xiaomi(d)	-	1,163
Total	124,192	5,415

(2)	Purchase from related parties

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Xiaomi(a)	43,037	50,843	33,767
Foshan Wanwuhulian(c)	15,422	469,950	-
Total	58,459	520,793	33,767

(3)	Revenue from a related party

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Xiaomi(a)	2,112,170	2,889,441	2,295,569

(4)	Research and development expenses

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Xiaomi	657	1,915	3,484

18.	RELATED PARTY TRANSACTIONS (Continued)

(5)	Selling and marketing expenses

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	58,874	77,163	82,617
Other expenses charged by Xiaomi(b)	22,977	20,060	24,312
Total	81,851	97,223	106,929

(a)

The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials

(b)

The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.

(c)	The Group purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2020. The cooperation with Foshan Wanwuhulian was terminated at the end of 2020.
(d)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.